Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PGIM Quant Solutions Large-Cap Core Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		12.91%	16.18%		12.70%
PGIM Quant Solutions Large-Cap Core Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		17.66%	16.66%		12.52%
PGIM Quant Solutions Large-Cap Core Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		19.80%	17.79%		13.63%
PGIM Quant Solutions Large-Cap Core Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		19.92%	17.93%	14.40%
PGIM Real Estate Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		(7.61%)	7.59%		4.50%
PGIM Real Estate Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		(3.77%)	8.03%		4.33%
PGIM Real Estate Income Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		(1.98%)	9.11%		5.38%
PGIM Real Estate Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		(1.86%)	9.10%	5.56%
PGIM Select Real Estate Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		(3.34%)	5.25%		5.62%
PGIM Select Real Estate Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		0.49%	5.67%		5.43%
PGIM Select Real Estate Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		2.62%	6.75%		6.49%
PGIM Select Real Estate Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		2.60%	6.81%		6.53%
PGIM Absolute Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		1.90%	4.00%		3.41%
PGIM Absolute Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		3.51%	3.90%		2.96%
PGIM Absolute Return Bond Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		5.55%	4.94%		4.00%
PGIM ABSOLUTE RETURN BOND FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		5.65%	5.05%		4.07%
Without Sales Load [Member] | PGIM Quant Solutions Large-Cap Core Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		19.48%	17.50%		13.34%
Without Sales Load [Member] | PGIM Quant Solutions Large-Cap Core Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		18.66%	16.66%		12.52%
Without Sales Load [Member] | PGIM Real Estate Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		(2.24%)	8.81%		5.09%
Without Sales Load [Member] | PGIM Real Estate Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		(2.84%)	8.03%		4.33%
Without Sales Load [Member] | PGIM Select Real Estate Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		2.29%	6.45%		6.22%
Without Sales Load [Member] | PGIM Select Real Estate Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		1.49%	5.67%		5.43%
Without Sales Load [Member] | PGIM Absolute Return Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		5.33%	4.69%		3.75%
Without Sales Load [Member] | PGIM Absolute Return Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		4.51%	3.90%		2.96%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	21.45%	17.64%	15.41%	14.64%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%	(0.24%)		1.90%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Blended Index
Average Annual Return, Percent	[2]	2.20%	4.66%	3.18%	3.05%
FTSE EPRA/NAREIT Developed Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index (ND)
Average Annual Return, Percent		3.42%	5.90%		3.02%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent		4.34%	3.04%		2.12%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (ND) (80%) and the ICE BofA 7% Constrained REIT Preferred Securities Index (20%).